Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property and Equipment [Abstract]
Schedule of Changes in Property Equipment and Accumulated Depreciation	Property and equipment and the changes in property, equipment and accumulated depreciation for the six months ended June 30, 2024 are provided as follows:
	Laboratory equipment	Office equipment	Construction in progress	Total
Cost
Balance at December 31, 2023	$1,494,732	$418,680	$59,929	$1,973,341
Additions	50,861	69,799	-	120,660
Disposal/reclasses	(22,751)	(11,399)	(9,346)	(43,496)
Effects of currency translation	(44,276)	(12,644)	(1,725)	(58,645)
Balance at June 30, 2024	$1,478,566	$464,436	$48,858	$1,991,860

Accumulated depreciation
Balance at December 31, 2023	$184,149	$86,875	$-	$271,024
Depreciation	70,743	33,281	-	104,024
Disposal/reclasses	-	-	-	-
Effects of currency translation	(5,837)	(2,724)	-	(8,561)
Balance at June 30, 2024	$249,055	$117,432	$-	$366,487
Net book value at Dec 31, 2023	$1,310,583	$331,805	$59,929	$1,702,317
Net book value at June 30, 2024	$1,229,511	$347,004	$48,858	$1,625,373